ENTITY-WIDE DISCLOSURES	0 Months Ended
Dec. 31, 2011
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures
NOTE 18 – ENTITY WIDE DISCLOSURE:
a.) Revenues by geographic area were as follows:
	Year ended December 31,
	2011	2010	2009

	U.S. $ in millions
United States:
Generic	$3,957	$5,789	$5,037
Branded	4,804	3,600	3,096
Others	39	5	24
Total United States	8,800	9,394	8,157
Europe:
Generic	3,810	2,637	2,030
Branded	1,101	746	687
Others	749	564	554
Total Europe	5,660	3,947	3,271
Rest of World:*
Generic	2,429	1,481	1,397
Branded	588	509	419
Others	835	790	655
Total Rest of World	3,852	2,780	2,471
	$18,312	$16,121	$13,899
* Of which Israel	$621	$566	$500

  <>Net revenues to one major customer of total consolidated sales for the years ended December 31, 2011, 2010 and 2009 were 14%, 16% and 16%, respectively. The balance due from the Company's largest customer accounted for 17% of the gross trade accounts receivable at December 31, 2011. Sales reserves and allowances on these balances are recorded in current liabilities (refer to note 1q). Accordingly, the net balance of the Company's largest customer is much lower.
  Net revenues by product lines were as follows:

	Year ended December 31,
	2011	2010	2009

	U.S. $ in millions
Generics	$10,196	$9,907	$8,464
API	747	641	565
Branded Products	6,493	4,855	4,202
CNS	4,412	3,202	2,665
Copaxone®	3,570	2,958	2,486
Provigil®	350	-	-
Azilect®	290	244	179
Nuvigil®	86	-	-
Respiratory	878	747	775
ProAir®	436	396	455
Qvar®	305	250	202
Women's Health	438	374	357
Oncology	268	74	50
Treanda®	131	-	-
Other Branded	497	458	355
All Others	1,623	1,359	1,233
OTC	765	496	457
Other Revenues	858	863	776
Total	$18,312	$16,121	$13,899

d.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2011	2010

	U.S. $ in millions
Israel	$1,459	$1,227
United States	1,053	704
Japan	765	52
Hungary	388	334
Germany	317	313
Croatia	311	309
United Kingdom	297	275
Other	1,357	1,143
	$5,947	$4,357